Long-Term Borrowings	12 Months Ended
Dec. 31, 2020
Long-Term Borrowings
Long-Term Borrowings

Note 18. Long-Term Borrowings

	December 31,
	2020
	(in thousands)
Unsecured borrowings	$58,500
Less: current portion	(6,000)
Total	$52,500
Unused long-term credit lines	$40,000
Interest rate	0.68819	%~
	0.92112%
	2020/8/4	~
Duration	2030/9/2

The Company entered into unsecured borrowings with Chang Hwa Bank, in the amount of $40,000 thousand on August 4, 2020 and $20,000 thousand on September 2, 2020, respectively, with a term of ten years.  Funding from long-term unsecured borrowings was used to repay the existing debts of financial institutions and broaden the Company’s working capital.

As of December 31, 2020, for enhancing the guaranty, land and building and improvements totaling $71,116 thousand are pledged as collateral.  Please refer to Note 27.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

Long-Term
borrowings
(in thousands)
January 1, 2020	$-
Change from financing activities:
Proceeds from borrowings	60,000
Repayments of borrowings	(1,500)
Total changes from financing activities	58,500
Other changes:
Effect of exchange rate changes	-
Total liability-related other changes	-
December 31, 2020	$58,500